INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income taxes paid (refund) [Abstract]
Disclosure of detailed information about effective income tax recovery [Table Text Block]
For the year ended December 31,	2025	2024

Statutory tax rate	27.00%	27.00%

Loss before taxes	3,119,762	6,921,830

Income tax recovery calculated at statutory rate	842,000	1,869,000

Non-deductible expenditures	(724,000)	(658,000)
Impact of share issuance costs	-	884,000
Unrecognized deferred tax assets	118,000	(5,267,000)
Adjustment of prior year tax estimates and other	(236,000)	3,172,000

INCOME TAX	-	-

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
As at December 31,	2025	2024
	$	$
Deferred income tax assets:
Property, plant and equipment	135,000	243,000
Investment tax credits	340,000	340,000
Non-capital losses	5,576,000	5,557,000
Other items	61,000	-

DEFERRED TAX ASSET	6,112,000	6,140,000

Deferred income tax liabilities:
Exploration and evaluation assets	(6,048,000)	(6,047,000)
Marketable securities	-	(93,000)
Other	(64,000)	-

DEFERRED TAX LIABILITY	(6,112,000)	(6,140,000)

NET DEFERRED INCOME TAX LIABILITY	-	-

Disclosure of deductible temporary differences [Table Text Block]
As at December 31,	2025	Expiry dates	2024
	$		$

Non-capital losses	21,694,000	2030 - 2045	20,627,000
Property, plant and equipment	996,000	No expiry	659,000
Share issuance costs	2,086,000	2045 - 2049	3,114,000
Investment tax credits	2,714,000	2026 - 2030	3,041,000
Marketable securities	116,000	No expiry	-
Other	11,000	No expiry	-

TOTAL	27,617,000		27,441,000